LORD ABBETT SECURITIES TRUST
                                90 Hudson Street
                       Jersey City, New Jersey 07302-3973


                                 March 4, 2004


VIA EDGAR
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549


Re:     Lord Abbett Securities Trust
                Alpha Series
                Lord Abbett All Value Fund
                Lord Abbett International Core Equity Fund
                Lord Abbett International Opportunities Fund
                Lord Abbett Large-Cap Value Fund
                Lord Abbett Micro-Cap Growth Fund
                Lord Abbett Micro-Cap Value Fund
        SEC File Nos. 33-58846 and 811-07538
        CIK No.:  0000898031


Dear Commission:

In accordance with the requirements of 497(j) under the Securities Act of 1933, as amended, and the requirements of the current EDGAR Filer Manual and Regulation S-T under the Securities Act, please be advised that there are no changes to the Prospectuses and Statements of Additional Information contained in Post-Effective Amendment No. 44 to the Registrant's Registration Statement on Form N-1A filed pursuant to Rule 485 (b) with the Securities and Exchange
Commission on February 27, 2004. Please contact the undersigned at (201) 395-2279 if you have any questions or comments.

Very truly yours,

/s/ VICKI HERBST
Vicki Herbst
Legal Assistant